Restructuring plan (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring Cost And Reserve [Line Items]
Schedule Of Restructuring And Related Costs [Table Text Block]
Year ended
(In thousands)	December 31, 2014
Personnel costs	$17,516
Net occupancy expenses	3,905
Equipment expenses	457
Professional fees	3,133
Other operating expenses	1,714
Total restructuring costs	$26,725

Schedule For The Activity In The Reserve For The PCB Restructuring Plan [Table Text Block]
(In thousands)
Balance at January 1, 2014	$-
Charges expensed during the period	14,785
Payments made during the period	(1,249)
Balance as of December 31, 2014	$13,536